Pension and Other Post-retirement Benefits - Actuarial Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	$ 10,565	$ 17,049
Unrecognized actuarial losses	(380,114)	(464,091)
Amount of prior service credit included in accumulated other comprehensive loss expected to be recognized during next year	(2,468)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	18,165
Post-retirement Benefits
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	4,585	13,845
Unrecognized actuarial losses	(30,857)	$ (44,258)
Amount of prior service credit included in accumulated other comprehensive loss expected to be recognized during next year	(2,842)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	$ 179
Minimum | Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	9 years
Minimum | Post-retirement Benefits
Amounts recognized in accumulated other comprehensive loss
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	5 years
Maximum | Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	23 years
Maximum | Post-retirement Benefits
Amounts recognized in accumulated other comprehensive loss
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	19 years